UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08390
Investment Company Act File Number

Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Cash Management Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$8,000	AMCAR, Series 2009-1, Class A1, 0.838%, 7/15/10	$8,000,000

Total Asset-Backed Securities (amortized cost $8,000,000)		$8,000,000

Commercial Paper — 22.4%

Principal
Amount
(000’s omitted)	Security	Value
Agriculture — 2.0%
$30,000	Cargill, Inc., 0.18%, 8/6/09(1)	$29,999,250

		$29,999,250

Banks and Money Services — 16.4%
$16,000	Abbey National, LLC, 0.29%, 8/18/09	$15,997,809
20,000	Australia and New Zealand Banking Group, Ltd., 1.30%, 10/2/09(1)(2)	20,000,000
30,000	Bank of America Corp., 0.27%, 8/11/09	29,997,750
15,000	Bank of Nova Scotia, 0.29%, 9/15/09	14,994,562
25,000	BNP Paribas Finance, Inc., 1.20%, 9/2/09	24,973,289
15,000	Danske Corp., 0.37%, 9/10/09(1)	14,993,833
20,000	HSBC Finance Corp., 0.60%, 8/17/09	19,994,667
20,000	HSBC Finance Corp., 0.50%, 9/25/09	19,984,722
10,610	ING (US) Funding, LLC, 0.34%, 8/21/09	10,607,996
18,380	ING (US) Funding, LLC, 0.38%, 8/27/09	18,374,956
15,000	National Australia Bank, Ltd., 0.25%, 9/25/09(1)	14,994,271
15,000	Nordea North America, Inc., 0.31%, 8/18/09	14,997,804
16,500	Societe Generale North America, Inc., 0.25%, 8/28/09	16,496,906
12,500	Societe Generale North America, Inc., 0.36%, 10/1/09	12,492,375

		$248,900,940

Beverages — 1.0%
$15,000	Coca-Cola Co., 0.34%, 11/2/09	$14,986,825

		$14,986,825

Oil and Gas-Equipment and Services — 3.0%
$45,000	ConocoPhillips Co., 0.18%, 8/3/09(1)	$44,999,550

		$44,999,550

Total Commercial Paper (amortized cost $338,886,565)		$338,886,565

Corporate Bonds & Notes — 16.4%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 11.3%
$7,250	Australia and New Zealand Banking Group, Ltd., 0.866%, 10/2/09(2)(3)	$7,250,000
17,250	Bank of America Corp., 0.808%, 10/3/09(2)(3)	17,250,000
7,400	Commonwealth Bank of Australia, MTN, 0.798%, 10/2/09(2)(3)	7,400,000
10,000	IBM International Group Capital, 0.901%, 9/25/09(2)(3)	10,000,000
18,000	JPMorgan Chase & Co., MTN, 1.005%, 1/22/10(2)	18,040,222
20,000	National Australia Bank, Ltd., 0.688%, 9/11/09(2)(3)	19,994,563
15,000	National Australia Bank, Ltd., 0.859%, 10/6/09(2)(3)	15,000,000

1

Principal
Amount
(000’s omitted)	Security	Value
$25,000	Rabobank Nederland NV, 1.176%, 10/9/09(2)(3)	$25,000,000
5,595	Royal Bank of Canada, 4.125%, 1/26/10	5,692,931
20,000	Societe Generale North America, Inc., 1.056%, 9/4/09(2)(3)	20,000,000
15,000	Wells Fargo & Co., 0.729%, 9/15/09(2)	14,999,821
10,000	Wells Fargo & Co., 0.926%, 1/29/10(2)	10,000,527

		$170,628,064

Electrical and Electronic Equipment — 3.4%
$14,500	General Electric Capital Corp., MTN, 0.774%, 8/31/09(2)	$14,500,115
12,500	General Electric Capital Corp., MTN, 0.32%, 10/26/09(2)	12,493,453
25,000	General Electric Capital Corp., MTN, 0.58%, 1/20/10(2)	24,876,559

		$51,870,127

Household Products — 0.3%
$5,000	Procter & Gamble Co., 1.00%, 5/7/10(2)	$5,000,000

		$5,000,000

Insurance — 1.4%
$21,350	MetLife Global Funding I, 0.808%, 8/7/09(2)(3)	$21,350,000

		$21,350,000

Total Corporate Bonds & Notes (amortized cost $248,848,191)		$248,848,191

U.S. Government Agency Obligations — 58.0%

Principal
Amount
(000’s omitted)	Security	Value
Federal Home Loan Bank:
$20,000	0.71%, 2/5/10(2)	$20,000,000
25,000	1.10%, 3/10/10	25,051,533
9,235	1.50%, (0.40% until 11/20/09), 5/20/10	9,235,000
15,000	1.50%, (0.50% until 11/20/09), 5/20/10	15,000,000
20,000	0.55%, 6/4/10	19,996,636
15,000	1.00%, (0.50% until 12/15/09), 6/15/10	15,000,000
12,500	0.625%, 7/6/10	12,500,000
78,000	Discount Note, 0.15%, 8/5/09	77,998,700
20,000	Discount Note, 0.17%, 8/6/09	19,999,528
8,100	Discount Note, 0.16%, 8/7/09	8,099,784
75,000	Discount Note, 0.17%, 8/10/09	74,996,812
25,000	Discount Note, 0.15%, 8/12/09	24,998,854
25,000	Discount Note, 0.16%, 8/28/09	24,997,000
50,000	Discount Note, 0.17%, 9/16/09	49,989,139
25,000	Discount Note, 0.85%, 1/4/10	24,907,917
15,000	Discount Note, 0.84%, 4/1/10	14,914,950

		$437,685,853

Federal Home Loan Mortgage Corp.:
$25,000	0.876%, 2/4/10(2)	$25,000,000
20,700	Discount Note, 0.36%, 8/3/09	20,699,586
30,000	Discount Note, 0.15%, 8/18/09	29,997,875
50,000	Discount Note, 0.18%, 8/18/09	49,995,750
15,698	Discount Note, 0.53%, 8/24/09	15,692,685
50,000	Discount Note, 0.18%, 8/31/09	49,992,500
50,000	Discount Note, 0.57%, 8/31/09	49,976,458
25,000	Discount Note, 0.42%, 9/28/09	24,983,084
30,000	Discount Note, 0.17%, 9/29/09	29,991,642
15,000	Discount Note, 0.25%, 10/5/09	14,993,229

2

Principal
Amount
(000’s omitted)	Security	Value
$6,000	Discount Note, 0.75%, 11/20/09	$5,986,125

		$317,308,934

Federal National Mortgage Association:
$32,925	Discount Note, 0.16%, 8/24/09	$32,921,634
25,000	Discount Note, 0.30%, 8/24/09	24,995,208
11,529	Discount Note, 0.54%, 10/16/09	11,515,857
25,000	Discount Note, 0.59%, 12/28/09	24,938,951
15,000	Discount Note, 0.32%, 1/14/10	14,977,867
14,500	Discount Note, 0.90%, 1/15/10	14,439,463

		$123,788,980

Total U.S. Government Agency Obligations (amortized cost $878,783,767)		$878,783,767

U.S. Treasury Obligations — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
$25,000	U.S. Treasury Bill, 0.30%, 10/29/09	$24,981,458

Total U.S. Treasury Obligations (amortized cost $24,981,458)		$24,981,458

Time Deposits — 1.1%

Principal
Amount
(000’s omitted)	Description	Value
$17,145	BNP Paribas Finance, Inc., 0.18%, 8/3/09	$17,145,000

Total Time Deposits (amortized cost $17,145,000)		$17,145,000

Total Investments — 100.0% (amortized cost 1,516,644,981)(4)		$1,516,644,981

Other Assets, Less Liabilities — 0.0%		$(198,027)

Net Assets — 100.0%		$1,516,446,954

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	-	AmeriCredit Automobile Receivables Trust

MTN	-	Medium-Term Note

(1)		A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $143,244,563 or 9.4% of the Portfolio’s net assets.

(4)		Cost for federal income taxes is the same.

3

The Portfolio did not have any open financial instruments at July 31, 2009.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Assets Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset-Backed Securities	$—	$8,000,000	$—	$8,000,000
Commercial Paper	—	338,886,565	—	338,886,565
Corporate Bonds & Notes	—	248,848,191	—	248,848,191
U.S. Government Agency Obligations	—	878,783,767	—	878,783,767
U.S. Treasury Obligations	—	24,981,458	—	24,981,458
Time Deposits	—	17,145,000	—	17,145,000

Total Investments	$—	$1,516,644,981	$—	$1,516,644,981

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009